STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($)	Total	Class A Common Stock	Class F Common Stock	Additional Paid-in Capital	Accumulated Deficit/Retained Earnings
Beginning balance at Aug. 28, 2018
Beginning Balance (in shares) at Aug. 28, 2018
Sale of common stock to Sponsor in October 2018	25,000		$ 1,078	23,922
Sale of common stock to Sponsor in October 2018, shares			10,781,250
Net (loss) income	(21,985)				(21,985)
Ending balance at Dec. 31, 2018	3,015		$ 1,078	23,922	(21,985)
Ending Balance (in shares) at Dec. 31, 2018			10,781,250
Forfeited Class F Common stock by Sponsor			$ (78)	78
Forfeited Class F Common stock by Sponsor (in shares)			(781,250)
Proceeds from initial public offering of Units on February 5, 2019 at $10.00 per Unit	400,000,000	$ 4,000		399,996,000
Proceeds from initial public offering of Units on February 5, 2019 at $10.00 per Unit (in shares)		40,000,000
Sale of 6,666,666 Private Placement Warrants to Sponsor on February 5, 2019 at $1.50 per Private Placement Warrant	10,000,000			10,000,000
Underwriters discounts	(8,000,000)			(8,000,000)
Offering costs charged to additional paid-in capital	(865,105)			(865,105)
Deferred underwriting compensation	(14,000,000)
Class A common stock subject to possible redemption; at a redemption price of $10.00	(384,892,730)	$ (3,849)		(384,888,881)
Class A common stock subject to possible redemption; at a redemption price of $10.00,(in shares)		(38,489,273)
Net (loss) income	2,754,826	$ 3,029,171	$ (274,345)		2,754,826
Ending balance at Jun. 30, 2019	5,000,006	$ 151	$ 1,000	2,266,014	2,732,841
Ending Balance (in shares) at Jun. 30, 2019		1,510,727	10,000,000
Beginning balance at Dec. 31, 2018	3,015		$ 1,078	23,922	(21,985)
Beginning Balance (in shares) at Dec. 31, 2018			10,781,250
Forfeited Class F Common stock by Sponsor			$ (78)	78
Forfeited Class F Common stock by Sponsor (in shares)			(781,250)
Proceeds from initial public offering of Units on February 5, 2019 at $10.00 per Unit	400,000,000	$ 4,000		399,996,000
Proceeds from initial public offering of Units on February 5, 2019 at $10.00 per Unit (in shares)		40,000,000
Sale of 6,666,666 Private Placement Warrants to Sponsor on February 5, 2019 at $1.50 per Private Placement Warrant	10,000,000			10,000,000
Underwriters discounts	(8,000,000)			(8,000,000)
Offering costs charged to additional paid-in capital	(865,105)			(865,105)
Deferred underwriting compensation	(14,000,000)			(14,000,000)
Class A common stock subject to possible redemption; at a redemption price of $10.00	(387,134,760)	$ (3,871)		(387,130,889)
Class A common stock subject to possible redemption; at a redemption price of $10.00,(in shares)		(38,713,476)
Net (loss) income	5,445,176	$ 5,938,019	$ (492,843)		5,445,176
Ending balance at Dec. 31, 2019	5,448,326	$ 129	$ 1,000	24,006	5,423,191
Ending Balance (in shares) at Dec. 31, 2019		1,286,524	10,000,000
Beginning balance at Mar. 31, 2019	5,000,010	$ 170	$ 1,000	4,126,635	872,205
Beginning Balance (in shares) at Mar. 31, 2019		1,696,791	10,000,000
Class A common stock subject to possible redemption; at a redemption price of $10.00	(1,860,640)	$ (19)		(1,860,621)
Class A common stock subject to possible redemption; at a redemption price of $10.00,(in shares)		(186,064)
Net (loss) income	1,860,636	$ 1,987,592	$ (126,956)		1,860,636
Ending balance at Jun. 30, 2019	5,000,006	$ 151	$ 1,000	2,266,014	2,732,841
Ending Balance (in shares) at Jun. 30, 2019		1,510,727	10,000,000
Beginning balance at Dec. 31, 2019	5,448,326	$ 129	$ 1,000	24,006	5,423,191
Beginning Balance (in shares) at Dec. 31, 2019		1,286,524	10,000,000
Net (loss) income	647,958	$ 782,312	$ (134,354)		647,958
Ending balance at Jun. 30, 2020	6,096,284	$ 129	$ 1,000	24,006	6,071,149
Ending Balance (in shares) at Jun. 30, 2020		1,286,524	10,000,000
Beginning balance at Mar. 31, 2020	6,217,206	$ 129	$ 1,000	24,006	6,192,071
Beginning Balance (in shares) at Mar. 31, 2020		1,286,524	10,000,000
Net (loss) income	(120,922)	$ (85,523)	$ (35,399)		(120,922)
Ending balance at Jun. 30, 2020	$ 6,096,284	$ 129	$ 1,000	$ 24,006	$ 6,071,149
Ending Balance (in shares) at Jun. 30, 2020		1,286,524	10,000,000